UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Total		Class A Common Stock	Common Stock	Common Stock Class A Common Stock		Additional Paid-In Capital		Retained Earnings		Accumulated Other Comprehensive Income		Non- Controlling Interests		ABACUS SETTLEMENTS LLC DBA ABACUS LIFE	ABACUS SETTLEMENTS LLC DBA ABACUS LIFE Common Stock	ABACUS SETTLEMENTS LLC DBA ABACUS LIFE Additional Paid-In Capital	ABACUS SETTLEMENTS LLC DBA ABACUS LIFE Retained Earnings
Beginning balance (in shares) at Dec. 31, 2020					50,639,350												400
Beginning balance at Dec. 31, 2020		$ 1,300,502			$ 5,037			$ 704,963		$ 590,502						$ 2,083,796	$ 4,000	$ 80,000	$ 1,999,796
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions		(400,000)								(400,000)						(358,216)			(358,216)
Net Income (Loss)		$ (133,609)								14,546				$ (148,155)		997,415			997,415
Ending balance (in shares) at Dec. 31, 2021		5,000			50,639,350	50,369,350	[1]										400
Ending balance at Dec. 31, 2021		$ 766,893	[1]		$ 5,037	$ 5,037	[1]	704,963	[1]	205,048	[1]	$ 0	[1]	(148,155)	[1]	2,722,995	$ 4,000	80,000	2,638,995
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions		(2,400,000)								(2,400,000)
Other Comprehensive Income		1,494,476										1,127,983		366,493
Net Income (Loss)		22,277,795								21,507,702				770,093
Ending balance (in shares) at Sep. 30, 2022	[1],[2]					50,369,350
Ending balance at Sep. 30, 2022	[1],[2]	$ 22,139,164				$ 5,037		704,963		19,312,750		1,127,983		988,431
Beginning balance (in shares) at Dec. 31, 2021		5,000			50,639,350	50,369,350	[1]										400
Beginning balance at Dec. 31, 2021		$ 766,893	[1]		$ 5,037	$ 5,037	[1]	704,963	[1]	205,048	[1]	0	[1]	(148,155)	[1]	2,722,995	$ 4,000	80,000	2,638,995
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions		(6,400,000)								(6,400,000)						(659,363)			(659,363)
Other Comprehensive Income		1,395,829										1,052,836		342,994
Net Income (Loss)		$ 32,386,975								31,682,275				704,699		(52,495)			(52,495)
Ending balance (in shares) at Dec. 31, 2022		50,639,350		50,369,350	50,639,350	50,369,350	[1]										400
Ending balance at Dec. 31, 2022		$ 28,149,697	[1]		$ 5,037	$ 5,037	[1]	704,963	[1]	25,487,323	[1]	1,052,836	[1]	899,538	[1]	2,011,137	$ 4,000	80,000	1,927,137
Beginning balance (in shares) at Jun. 30, 2022	[2]					50,369,350
Beginning balance at Jun. 30, 2022	[2]	12,306,791				$ 5,037		704,963		9,320,746		1,412,291		863,754
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other Comprehensive Income		(523,083)								0		(284,308)		(238,775)
Net Income (Loss)		10,355,456								9,992,004				363,452
Ending balance (in shares) at Sep. 30, 2022	[1],[2]					50,369,350
Ending balance at Sep. 30, 2022	[1],[2]	$ 22,139,164				$ 5,037		704,963		19,312,750		1,127,983		988,431
Beginning balance (in shares) at Dec. 31, 2022		50,639,350		50,369,350	50,639,350	50,369,350	[1]										400
Beginning balance at Dec. 31, 2022		$ 28,149,697	[1]		$ 5,037	$ 5,037	[1]	704,963	[1]	25,487,323	[1]	1,052,836	[1]	899,538	[1]	2,011,137	$ 4,000	80,000	1,927,137
Ending balance (in shares) at Jun. 30, 2023	[2]					62,961,688
Ending balance at Jun. 30, 2023	[2]	$ 160,498,915				$ 6,296		188,641,886		(29,382,362)		877,306		355,789
Beginning balance (in shares) at Dec. 31, 2022		50,639,350		50,369,350	50,639,350	50,369,350	[1]										400
Beginning balance at Dec. 31, 2022		$ 28,149,697	[1]		$ 5,037	$ 5,037	[1]	704,963	[1]	25,487,323	[1]	1,052,836	[1]	899,538	[1]	$ 2,011,137	$ 4,000	$ 80,000	$ 1,927,137
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions		(34,451,607)								(34,451,607)
Deferred transaction costs		(10,841,551)								(10,841,551)
Public warrants		960,900						4,726,500		(3,765,600)
Merger with East Resources Acquisition Company (in shares)						12,980,473
Merger with East Resources Acquisition Company		(2,796,225)				$ 1,298		17,849,052		(20,646,575)
Acquisition of Abacus Settlements, LLC		165,361,332						165,361,332
Proceeds received from SPAC trust		972,262						972,262
Stock based compensation		4,583,632						4,583,632						0
Transfer of non-controlling interest		0								(24,751)				24,751
Other Comprehensive Income		(1,248,010)										(952,661)		(295,349)
Net Income (Loss)		$ 15,399,317								15,739,009				(339,692)
Ending balance (in shares) at Sep. 30, 2023		63,349,823		63,349,823		63,349,823
Ending balance at Sep. 30, 2023		$ 166,089,747				$ 6,335		194,197,741		(28,503,752)		100,175		289,248
Ending balance (in shares) at Jun. 30, 2023	[2]					62,961,688
Ending balance at Jun. 30, 2023	[2]	160,498,915				$ 6,296		188,641,886		(29,382,362)		877,306		355,789
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Merger with East Resources Acquisition Company (in shares)						388,135
Merger with East Resources Acquisition Company						$ 39		(39)
Proceeds received from SPAC trust		972,262						972,262
Stock based compensation		4,583,632						4,583,632
Transfer of non-controlling interest										(24,751)				24,751
Other Comprehensive Income		(1,016,034)								0		(777,131)		(238,903)
Net Income (Loss)		$ 1,050,972								903,361				147,611
Ending balance (in shares) at Sep. 30, 2023		63,349,823		63,349,823		63,349,823
Ending balance at Sep. 30, 2023		$ 166,089,747				$ 6,335		$ 194,197,741		$ (28,503,752)		$ 100,175		$ 289,248

[1]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of Abacus Life Inc. as a result of the successful Business Combination.
[2]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of Abacus Life, Inc. as a result of the successful Business Combination.